As filed with the Securities and Exchange
Commission on November 30, 2010

1933 Act File No. 333-168040
1940 Act File No. 811-22436

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. 1
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 4
(CHECK APPROPRIATE BOX OR BOXES)

ENTREPRENEURSHARES SERIES TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

40 GROVE STREET
WELLESLEY SQUARE, MASSACHUSETTS 02482
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 287-9469

DR. JOEL M. SHULMAN
WESTON CAPITAL ADVISORS, LLC
40 GROVE STREET
WELLESLEY SQUARE, MASSACHUSETTS 02482
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

GEORGE J. ZORNADA, ESQ.
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485
[   ] on (date) pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on (date) pursuant to paragraph (a)(1) of Rule 485
[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Part A, Part B and Part C of this post-effective amendment to Registrant’s Registration Statement on Form N-1A are incorporated by reference to Part A, Part B and Part C of Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 9, 2010 (Accession No. 0000898432-10-001414).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wellesley and State of Massachusetts on the 30th day of November, 2010.

ENTREPRENEURSHARES SERIES TRUST (Registrant)

By: /s/ Joel Shulman
Joel Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 30, 2010 by the following persons in the capacities indicated.

Name	Title

/s/ Joel Shulman Joel Shulman	President (Principal Executive Officer) and Trustee

/s/ Dave Cragg Dave Cragg	Vice President, Secretary and Treasurer (Principal Financial and Accounting Officer)

/s/ Thomas Stallkamp Thomas Stallkamp	Trustee

/s/ George Berbeco George Berbeco	Trustee

/s/ Stephen Sohn Stephen Sohn	Trustee